                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06330

Morgan Stanley Limited Duration U.S. Treasury Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2005

Date of reporting period: February 28, 2005


ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY LIMITED DURATION U.S. TREASURY TRUST
PORTFOLIO OF INVESTMENTS FEBRUARY 28, 2005 (UNAUDITED)

 PRINCIPAL               DESCRIPTION
 AMOUNT IN                   AND                                                COUPON
 THOUSANDS              MATURITY DATE                                            RATE              VALUE
------------------------------------------------------------------------------------------------------------
                  U.S. GOVERNMENT OBLIGATIONS (99.1%)
                  U.S. Treasury Notes
    $22,000       05/15/05 ...................................................... 3.125%          21,770,562
    269,000       11/15/06 ......................................................  3.50          268,989,509
    142,100       02/15/06 ...................................................... 5.625          145,380,520
     70,000       11/15/05 ......................................................  5.75           71,296,120
     35,000       08/15/07 ...................................................... 6.125           37,017,995
     18,200       08/15/05 ......................................................  6.50           18,504,286
     17,465       02/15/10 ......................................................  6.50           19,412,085
     67,240       05/15/05 ......................................................  6.75           67,812,616
     50,000       05/15/06 ...................................................... 6.875           52,076,200
                                                                                                ------------

                  TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $730,296,877) ........................ 702,259,893
                                                                                                ------------

                  SHORT-TERM INVESTMENT (A) (0.0%)
                  U.S. GOVERNMENT OBLIGATION
                  U.S. Treasury Bill
        250       03/17/05 (Cost $249,744) .....................................  2.308              249,744
                                                                                                ------------


                  TOTAL INVESTMENTS (COST $730,546,621) (B) ....................  99.1%          702,509,637

                  OTHER ASSETS IN EXCESS OF LIABILITIES ........................    0.9            6,208,845
                                                                                --------        ------------

                  NET ASSETS ................................................... 100.0%         $708,718,482
                                                                                ========        ============

----------
     (a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

     (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross and net unrealized depreciation is $28,036,984.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Limited Duration U.S. Treasury Trust
/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2005


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 19, 2005


                                       3